Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company

Note 19 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third-party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statement except that the parent company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries. The parent company and its subsidiaries, and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the parent company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The parent company’s share of income from its subsidiaries and VIE were reported as share of income of subsidiaries and VIE subsidiary in the accompanying parent company financial statements.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

As of December 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

JOWELL GLOBAL LTD.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2025	2024
ASSETS
Current assets:
Cash	$59,533	$20,661
Due from VIE	2,315,853	2,754,618
Non-current assets
Investment in subsidiaries and VIE	18,178,437	20,577,070

Total assets	$20,553,823	$23,352,349

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$5,909,287	5,909,287
Accounts payable	233,125	211,000
Other payable	148,737	96,000
Due to related parties	2,782,381	$221,881
Accrued expenses and other liabilities	26,000	-
Total liabilities	9,099,530	6,438,168

STOCKHOLDERS’ EQUITY
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,376,131 and 2,170,475 issued and outstanding at December 31, 2025 and 2024, respectively	3,802	3,473
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2024 and 2023, respectively	75	75
Additional paid-in capital	53,176,314	52,687,182
Statutory reserve	394,541	394,541
Accumulated deficit	(40,283,230)	(34,003,726)
Accumulated other comprehensive loss	(1,837,209)	(2,167,364)
Total stockholders’ equity	11,454,293	16,914,181

Total liabilities and stockholders’ equity	$20,553,823	$23,352,349

JOWELL GLOBAL LTD.

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Years Ended December 31,
	2025	2024	2023

GENERAL AND ADMINISTRATIVE EXPENSES	$(1,049,101)	$(579,382)	$(596,098)
OTHER INCOME	(1,615)	(1,466)	-
EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(5,227,710)	(7,421,796)	(10,923,835)

NET LOSS	(6,278,426)	(8,002,644)	(11,519,933)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	330,148	(319,474)	(897,642)
COMPREHENSIVE LOSS	$(5,948,278)	$(8,322,118)	$(12,417,575)

	For the Years Ended December 31,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(6,278,426)	$(8,002,644)	$(11,519,933)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	-	-	129,690
Equity in losses of subsidiaries and VIE	5,227,710	7,421,796	10,923,835
Changes in operating assets and liabilities:
Accounts payable	74,861	211,000	-
Share-based compensation	489,461	-	-
Other payable	26,000	96,000	-
Net cash used in operating activities	(460,394)	(273,848)	(466,408)

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	438,765	290,910	109,959
Investment in subsidiaries and VIE	(2,500,000)	-	-
Net cash provided by (used in) investing activities	(2,061,235)	290,910	109,959

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party loans	2,560,500	-	190,500
Net cash provided by financing activities	2,560,500	-	190,500

CHANGES IN CASH	38,871	17,062	(165,949)

CASH, beginning of year	20,662	3,600	169,549

CASH, end of year	$59,533	$20,662	$3,600